ASSET MANAGEMENT AND OTHER SERVICES (Details) $ in Thousands	Dec. 31, 2020 ARS ($) instrument	Dec. 31, 2019 ARS ($) instrument
Premier Renta C.P. Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 36,297,562	$ 19,103,061
Mutual Funds, Net Worth	$ 36,260,237	$ 19,073,822
Number of units | instrument	12,597,963,038	3,958,398,573
Premier Renta Plus en Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 168,089	$ 148,593
Mutual Funds, Net Worth	$ 162,743	$ 145,943
Number of units | instrument	11,899,481	10,250,999
Premier Renta Fija Ahorro [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,721,266	$ 633,635
Mutual Funds, Net Worth	$ 1,709,665	$ 625,558
Number of units | instrument	59,317,777	12,851,475
Premier Renta Fija Crecimiento [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 73,983	$ 63,880
Mutual Funds, Net Worth	$ 73,386	$ 63,519
Number of units | instrument	3,983,791	3,688,485
Premier Renta Variable [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 188,342	$ 226,526
Mutual Funds, Net Worth	$ 185,576	$ 223,268
Number of units | instrument	6,689,975	6,982,580
Premier FCI Abierto Pymes [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 941,245	$ 762,877
Mutual Funds, Net Worth	$ 917,368	$ 761,161
Number of units | instrument	119,588,138	91,559,624
Premier Commodities [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 259,125	$ 28,643
Mutual Funds, Net Worth	$ 255,128	$ 18,506
Number of units | instrument	25,702,973	2,596,034
Premier Capital [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 192,336	$ 175,700
Mutual Funds, Net Worth	$ 191,253	$ 175,237
Number of units | instrument	36,842,932	36,057,519
Premier Inversion [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 736,703	$ 184,280
Mutual Funds, Net Worth	$ 713,499	$ 184,186
Number of units | instrument	1,576,391,366	442,160,447
Premier Balanceado [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,196,216	$ 849,329
Mutual Funds, Net Worth	$ 1,195,336	$ 848,555
Number of units | instrument	253,733,905	249,317,925
Premier Renta Mixta [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 3,559,642	$ 181,414
Mutual Funds, Net Worth	$ 3,151,517	$ 181,267
Number of units | instrument	1,072,064,209	76,562,093
Premier Renta Mixta en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 112,768	$ 177,271
Mutual Funds, Net Worth	$ 112,768	$ 176,619
Number of units | instrument	2,083,508	2,815,589
Premier Performance en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 526,115	$ 617,920
Mutual Funds, Net Worth	$ 521,839	$ 616,534
Number of units | instrument	7,724,190	9,312,208
Premier Global USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 490,472	$ 951,507
Mutual Funds, Net Worth	$ 489,973	$ 948,572
Number of units | instrument	5,444,411	11,338,023